SUBSEQUENT EVENTS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended					0 Months Ended			0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Unregistered ordinary shares	Dec. 31, 2012 Unregistered ordinary shares	Dec. 31, 2011 Unregistered ordinary shares	Mar. 25, 2014 Subsequent event Privately repurchase of unregistered ordinary shares	Mar. 25, 2014 Subsequent event Privately repurchase of unregistered ordinary shares Offer to repurchase or purchase Unregistered ordinary shares	Feb. 27, 2014 Subsequent event ADSs	Mar. 25, 2014 Subsequent event ADSs Privately repurchase of unregistered ordinary shares	Mar. 25, 2014 Subsequent event ADSs Privately repurchase of unregistered ordinary shares Yao Jinbo Offer to repurchase or purchase Unregistered ordinary shares	Mar. 25, 2014 Subsequent event ADSs Privately repurchase of unregistered ordinary shares CDH Xueda Limited Offer to repurchase or purchase Unregistered ordinary shares	Mar. 25, 2014 Subsequent event ADSs Privately repurchase of unregistered ordinary shares Warburg Pincus, LLC Offer to repurchase or purchase Unregistered ordinary shares	Mar. 25, 2014 Subsequent event Unregistered ordinary shares Privately repurchase of unregistered ordinary shares	Mar. 25, 2014 Subsequent event Unregistered ordinary shares Privately repurchase of unregistered ordinary shares Offer to repurchase or purchase Unregistered ordinary shares	Mar. 25, 2014 Subsequent event Unregistered ordinary shares Privately repurchase of unregistered ordinary shares Yao Jinbo Offer to repurchase or purchase Unregistered ordinary shares	Mar. 25, 2014 Subsequent event Unregistered ordinary shares Privately repurchase of unregistered ordinary shares CDH Xueda Limited Offer to repurchase or purchase Unregistered ordinary shares	Mar. 25, 2014 Subsequent event Unregistered ordinary shares Privately repurchase of unregistered ordinary shares Warburg Pincus, LLC Offer to repurchase or purchase Unregistered ordinary shares
SUBSEQUENT EVENTS
Cash dividend declared (in dollars per ADS)								$ 0.16
Cash dividends to be paid	$ 22,665							$ 11,000
Number of shares to be repurchased			0	4,155,864	5,210,168					1,000,000	2,000,000	3,000,000		12,000,000	2,000,000	4,000,000	6,000,000
Privately negotiated aggregate price for repurchase and purchases	7,278	8,846					31,100
Funds from available working capital approved by the board of directors to repurchase shares						28,200
Number of shares approved by the board of directors for repurchase using funds from the Company's available working capital									5,400,000				10,900,000
Personal funds used by members of senior management to purchase shares						$ 2,900
Number of shares to be purchased by members of senior management									555,000				1,100,000